Derivative Financial Instruments (Details 2) (Designated as cash flow hedging instruments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	$ 4,482
Natural Gas Hedge
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	4,050
Interest rate cap
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	432
Interest rate cap | Other current assets
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	143
Interest rate cap | Other Noncurrent Assets
Entity's derivative instruments within the condensed consolidated balance sheets
Asset derivatives	289
Interest rate swaps
Entity's derivative instruments within the condensed consolidated balance sheets
Liability derivatives	5,683	386
Interest rate swaps | Other current liabilities
Entity's derivative instruments within the condensed consolidated balance sheets
Liability derivatives	1,800
Interest rate swaps | Other long-term liabilities
Entity's derivative instruments within the condensed consolidated balance sheets
Liability derivatives	$ 3,900